Securities trading and intermediation (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Summary of securities trading and intermediation assets and liabilities
Represented by operations at B3 on behalf of and on account of third parties, with liquidation operating cycle between D+1 and D+5.

	2025	2024

Receivables from clearing organizations	811,748	1,521,064
Debtors pending settlement	5,568,093	4,985,532
Other	67,026	129,373
(-) Expected credit losses	(147,384)	(136,872)
Total Assets	6,299,483	6,499,097

Payables to clearing organizations	2,171,301	1,499,960
Creditors pending settlement	5,189,525	3,222,114
Customer's cash on investment account	15,059,980	13,752,904
Total Liabilities	22,420,806	18,474,978